Subsequent Events - Additional Information (Detail) T in Thousands, € in Millions, $ in Millions	Apr. 30, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Apr. 12, 2019 T	Apr. 02, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	Mar. 19, 2019 EUR (€) Plant Quarry	Mar. 12, 2019 EUR (€)	Feb. 20, 2019 EUR (€) Plant Terminal Quarry	Dec. 31, 2018 EUR (€)
4.375% Senior Secured Notes due 2023 [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal										€ 550
Announcement of pan to discontinue operation [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of assets, agreed price					$ 180		€ 87		€ 340
Announcement of pan to discontinue operation [member] | SCHWENK [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from divestiture of assets						€ 340
Announcement of pan to discontinue operation [member] | Latvia [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of cement production plant sold | Plant									1
Number of aggregate quarries sold | Quarry									4
Number of cement quarries sold | Quarry									2
Number of ready mix concrete plants sold | Plant									6
Number of marine terminal sold | Terminal									1
Number of land distribution terminal sold | Terminal									1
Announcement of pan to discontinue operation [member] | LITHUANIA
Disclosure of non-adjusting events after reporting period [line items]
Percentage of indirect assets									38.00%
Announcement of pan to discontinue operation [member] | FINLAND
Disclosure of non-adjusting events after reporting period [line items]
Number of import terminals sold | Terminal									3
Announcement of pan to discontinue operation [member] | NORWAY
Disclosure of non-adjusting events after reporting period [line items]
Number of import terminals sold | Terminal									4
Announcement of pan to discontinue operation [member] | SWEDEN
Disclosure of non-adjusting events after reporting period [line items]
Number of import terminals sold | Terminal									4
Announcement of pan to discontinue operation [member] | North Germany [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of aggregate quarries sold | Quarry							4
Number of ready mix concrete plants sold | Plant							4
Announcement of pan to discontinue operation [member] | North west Germany [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of aggregate quarries sold | Quarry							9
Number of ready mix concrete plants sold | Plant							14
Debt Issued [member] | 3.125% Senior Secured Notes due 2026 [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal								€ 400
Interest rate								3.125%
Borrowings maturity								March 19, 2026
Borrowings issue price, percentage								100.00%
Partial redemption [member] | 4.375% Senior Secured Notes due 2023 [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal		€ 400
Full Redemption [member] | 4.375% Senior Secured Notes due 2023 [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount redemption	€ 150
Full Redemption [member] | CEMEX, S.A.B. de C.V. March 2023 Notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount redemption		€ 400
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of maturities extending for amendment process | $				$ 1,100
Agreement maturity period				3 years
Percentage of maturities aggregate under credit agreement				92.00%
Events after reporting period [member] | 3.72 % subordinated convertible notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal | $				$ 521
Events after reporting period [member] | Lease agreements [member]
Disclosure of non-adjusting events after reporting period [line items]
Lease assets duration			21 years
Extended lease assets duration			10 years
Amended annual production capacity of cement | T			950